Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for 2023. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of an initial $100 Investment:		Net Income ($ Millions)(6)	Operational Sales ($ Millions)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$19,722,593	$16,974,909	$5,837,043	$5,295,491	$81.56	$97.45	$1,664	$15,688

Company Selected Measure Name	Operational sales
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	Thibaut Mongon	Paul Ruh, Ellie Bing Xie, Carlton Lawson, Meredith Stevens

PEO Total Compensation Amount	$ 19,722,593
PEO Actually Paid Compensation Amount	$ 16,974,909
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation for 2023 includes the end-of-year value of awards granted within the year and the change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2023 ($)	NEO Average Fiscal Year 2023 ($)
Summary Compensation Table Total	$19,722,593	$5,837,043
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(14,932,319)	$(3,422,068)
(Minus): Change in Pension Value	$0	$(69,750)
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$45,189
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$15,317,046	$3,516,973
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(2,263,636)	$(434,595)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(868,775)	$(177,301)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$16,974,909	$5,295,491
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 8, 2021 and December 7, 2023 used an expected term between 4.2 years and 6.2 years in 2023, as compared to an expected term between 6.0 years and 7.0 years used to calculate the grant date fair value of these stock options.

Non-PEO NEO Average Total Compensation Amount	$ 5,837,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,295,491
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation for 2023 includes the end-of-year value of awards granted within the year and the change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2023 ($)	NEO Average Fiscal Year 2023 ($)
Summary Compensation Table Total	$19,722,593	$5,837,043
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$(14,932,319)	$(3,422,068)
(Minus): Change in Pension Value	$0	$(69,750)
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$45,189
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$15,317,046	$3,516,973
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(2,263,636)	$(434,595)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(868,775)	$(177,301)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$16,974,909	$5,295,491
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 8, 2021 and December 7, 2023 used an expected term between 4.2 years and 6.2 years in 2023, as compared to an expected term between 6.0 years and 7.0 years used to calculate the grant date fair value of these stock options.

Total Shareholder Return Amount	$ 81.56
Peer Group Total Shareholder Return Amount	97.45
Net Income (Loss)	$ 1,664,000,000
Company Selected Measure Amount	15,688,000,000
PEO Name	Thibaut Mongon
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on May 4, 2023, the date our common stock commenced regular-way trading on the New York Stock Exchange, through the end of the fiscal year, assuming reinvestment of dividends. Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Consumer Staples Sector for the period beginning on May 4, 2023, through the end of the fiscal year, assuming reinvestment of dividends. The dollar amounts reported represent the Net income reflected in the Company’s audited financial statements for the fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Operational sales
Non-GAAP Measure Description	Operational sales is a non-GAAP financial measure used for purposes of the annual incentive plan. Operational sales means our reported GAAP net sales for the fiscal year ended December 31, 2023, excluding the impact of changes in foreign currency exchange rates.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operational net income
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,932,319)
PEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,317,046
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,263,636)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(868,775)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,422,068)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,750)
Non-PEO NEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,189
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,516,973
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,595)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,301)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0